SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Accounting Policies [Line Items]
Percentage Of Recognized Contractual Revenue	100.00%
Effective Value Added Tax Rate	13.00%
Percentage Of Value Added Tax Refunded	3.00%
Percentage Of After Tax Income Transferred To Statutory Reserved	10.00%
Government Grants Received	$ 3,416	$ 4,987	$ 3,934
Revenue from Grants	$ 777,373	707,462	593,466
Integrated Solutions Contracts Range Minimum	6 months
Integrated Solutions Contracts Range Maximum	5 years
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	$ (99,763)	$ (45,469)	$ 96,331
Decreased Net Income Per Share Basic	$ 0.37	$ 0.47	$ 0.22
Decreased Net Income Per Share diluted	$ 0.36	$ 0.46	$ 0.22
Decreased Net Income	$ 22,516	$ 28,473	$ 13,528
Percentage of currency depreciation or appreciation	8.45%	3.65%	8.62%
Statutory Reserve Balance Of Registered Capital	50.00%
Decreased in net income	$ 5,771	$ 7,450	$ 9,735
Decreased net income per share basic	$ 0.09	$ 0.12	$ 0.16
Decreased net income per share diluted	$ 0.09	$ 0.12	$ 0.16
Accrued Liabilities Current [Member]
Accounting Policies [Line Items]
Deferred government grants current	$ 10,279	$ 13,636
Grant [Member]
Accounting Policies [Line Items]
Revenue from Grants	6,203	7,911	$ 9,192
Service [Member]
Accounting Policies [Line Items]
Revenue from Grants	97,849	95,409	$ 104,619
Malaysia [Member]
Accounting Policies [Line Items]
Deposits Assets	6,774	7,893
Singapore [Member]
Accounting Policies [Line Items]
Deposits Assets	1,490	4,310
PRC [Member]
Accounting Policies [Line Items]
Deposits Assets	$ 24,938	$ 0
Dubai And Qatar [Member]
Accounting Policies [Line Items]
Percentage Of After Tax Income Transferred To Statutory Reserved	10.00%
Statutory Reserve Balance Of Registered Capital	50.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Service [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Minimum [Member]
Accounting Policies [Line Items]
Contract Period	6 months
Minimum [Member] | Investments in Equity Investees and Equity Securities [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	20.00%
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	49 years
Maximum [Member]
Accounting Policies [Line Items]
Contract Period	3 years
Maximum [Member] | Investments in Equity Investees and Equity Securities [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	88 years